John Deere Owner Trust 2024				EXHIBIT 99.3
Servicer's Certificate[1]
Check for Error
$341,500,000 Class A-1 5.52100% Asset Backed Notes due March 17, 2025
$300,000,000 Class A-2A 5.19% Asset Backed Notes due February 16, 2027
$155,250,000 Class A-2B Floating Rate Asset Backed Notes due February 16, 2027
$455,250,000 Class A-3 4.96% Asset Backed Notes due November 15, 2028
$98,580,000 Class A-4 4.91% Asset Backed Notes due February 18, 2031
$34,635,510 Overcollateralization

Scheduled Payment Date (30/360)				15-May-24
Actual Payment Date (A/360)				15-May-24
Collection Period Begin Date				25-Mar-24
Collection Period End Date				28-Apr-24
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30
One-Month SOFR as of the SOFR Determination Date:				5.33002%
Class A-2B interest rate:				5.70002%

(1)	Total Distribution Amount:			$59,385,709.03
	(a)	Total cash receipts during the month:		$57,566,357.39
	(b)	Administrative repurchases during the month:		$1,759,803.94
	(c)	Investment earnings on cash accounts:		$59,547.70
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$5,542,895.99
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$1,222,899.40
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2A Notes:	$1,297,500.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2B Notes:	$737,440.09
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$1,881,700.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(e)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$403,356.50
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$49,193,837.67
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$49,193,837.67
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$49,193,837.67

	(b)	(i)	Class A-2A Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2A Noteholders:	0.00%
		(iii)	Class A-2A Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2A Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-2B Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2B Noteholders:	0.00%
		(iii)	Class A-2B Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2B Noteholders' Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%

		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

	(e)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:			$54,736,733.66

(6)	Reserve Account balance:
	(a)	Beginning balance:		$13,852,155.10
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$13,852,155.10
	(f)	Specified Reserve Account Balance:		$13,852,155.10

(7)	Servicing Fee:			$1,147,217.25
	(a)	Amount of Servicing Fee earned:		$1,147,217.25
	(b)	Amount of Servicing Fee paid:		$1,147,217.25
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$3,501,658.12

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$1,323,148,859.71

	(b)	Note Value as of the end of the related Collection Period:		$1,260,321,216.47

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$34,635,510.00

	(d)	Number of Accounts at the end of the related Collection Period:		16,261

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$216,605,706.85
		(ii)	Class A-1 Note Pool Factor:	0.6342773

	(b)	(i)	Outstanding Principal Balance of Class A-2A Notes:	$300,000,000.00
		(ii)	Class A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-2B Notes:	$155,250,000.00
		(ii)	Class A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$455,250,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$98,580,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$478,117.81
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:

		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$57,270.59
	(ii)	Cumulative amount of net losses:	$89,309.47
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.38%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	16,466
	(b)	Number of loans at the end of the period:	16,261
	(c)	Weighted average remaining term on receivables:	43.71
	(d)	Prepayment amount - monthly:	$25,192,458.02
	(e)	Prepayment amount - life-to-date:	$55,209,193.25
	(f)	Weighted average APR of the pool assets:	4.69%
	(g)	Pool Factor:	0.90

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.38%
	(c)	Delinquency Trigger Occurred: Y/N	N

1 As a result of a ministerial error, the April 15, 2024 settlement wires differed slightly from the Form 10-D filed on April 29, 2024. The April 15, 2024 settlement wires were based on a Pool Balance (excluding accrued interest) that was $76,686.76 less than the correct Pool Balance (excluding accrued interest) as reported on the April 29, 2024 Form 10-D. The April 15, 2024 settlement wires accordingly overpaid $77,317.34 in Class A-1 Notes principal, which resulted in lower May 15, 2024 settlement wires of $355.73 in interest and $63.91 in service fees. The overpayment of principal was resolved through the offset by the May 15, 2024 settlement wires.